Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2012
Registrant Name	FPA FUNDS TRUST
Central Index Key	0000924727
Amendment Flag	false
Document Creation Date	Aug. 15, 2013
Document Effective Date	Aug. 15, 2013
Prospectus Date	Apr. 30, 2013
FPA Crescent Fund | FPA Crescent Fund
Risk/Return:
Trading Symbol	FPACX